Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Assets And Liabilities [Abstract]
Financial Assets and Liabilities
28.	Financial Assets and Liabilities

We have various financial assets such as trade and non-trade receivables, cash and short-term deposits.  Our principal financial liabilities, other than derivatives, comprise of bank loans, lease liabilities, trade and non-trade payables.  The main purpose of these financial liabilities is to finance our operations.  We also enter into derivative transactions, primarily principal only-currency swap agreements, interest rate swaps and forward foreign exchange contracts and options to manage the currency and interest rate risks arising from our operations and sources of financing.  Our accounting policies in relation to derivatives are set out in Note 2 – Summary of Significant Accounting Policies – Financial Instruments.

The following table sets forth our consolidated financial assets and financial liabilities as at December 31, 2020 and 2019:

	Cash and cash equivalents	Financial instruments at amortized cost		Financial instruments at FVPL		Financial instruments at FVOCI	Total financial instruments
	(in million pesos)
Assets as at December 31, 2020
Noncurrent:
Financial assets at fair value through profit or loss	—	—		380		—	380
Debt instruments at amortized cost – net of current portion	—	1,153		—		—	1,153
Other financial assets – net of current portion	—	2,915	(1)	—		—	2,915
Current:
Cash and cash equivalents	40,237	—		—		—	40,237
Short-term investments	—	508		481	(2)	—	989
Trade and other receivables	—	22,053		—		—	22,053
Current portion of derivative financial assets	—	—		22		—	22
Current portion of financial assets at fair value through other comprehensive income	—	—		—		168	168
Current portion of other financial assets	—	200	(1)	6,972	(3)	—	7,172
Total assets	40,237	26,829		7,855		168	75,089

Liabilities as at December 31, 2020
Noncurrent:
Interest-bearing financial liabilities – net of current portion	—	205,195		—		—	205,195
Lease liabilities – net of current portion	—	15,982		—		—	15,982
Derivative financial liabilities – net of current portion	—	—		360		—	360
Customers' deposits	—	2,371		—		—	2,371
Deferred credits and other noncurrent liabilities	—	1,683		—		—	1,683
Current:
Accounts payable	—	80,051		—		—	80,051
Accrued expenses and other current liabilities	—	79,000		7,849		—	86,849
Current portion of interest-bearing financial liabilities	—	17,570		—		—	17,570
Current portion of lease liabilities	—	4,043		—		—	4,043
Dividends payable	—	1,194		—		—	1,194
Current portion of derivative financial liabilities	—	—		176		—	176
Total liabilities	—	407,089		8,385		—	415,474
Net assets (liabilities)	40,237	(380,260)		(530)		168	(340,385)

(1)	Includes refundable deposits and notes receivables.
(2)

In December 2020, PLDT invested US$10.0 million in the Supply Chain Finance of Cedit Suisse equivalent to 9,114.59 shares.
The fund is invested in Notes backed by buyer-confirmed trade receivables/buyer payment undertakings, supplier payment undertakings and account receivables.  Underlying credit risk of the Notes is insured by an insurance company with ratings of at least A by S&P and A2 by Moodys.  As at December 31, 2020, the fund’s value is US$10.01 million.

(3)	Includes RCBC Redemption Trust Account. See Note 20 – Equity – Redemption of Preferred Stock.

	Cash and cash equivalents	Financial instruments at amortized cost	Financial instruments at FVPL	Financial instruments at FVOCI	Total financial instruments
	(in million pesos)
Assets as at December 31, 2019
Noncurrent:
Financial assets at fair value through profit or loss	—	—	3,369	—	3,369
Derivative financial assets – net of current portion	—	—	1	—	1
Financial assets at fair value through other comprehensive income – net of current portion	—	—	—	162	162
Other financial assets – net of current portion	—	1,986	—	—	1,986
Current:
Cash and cash equivalents	24,369	—	—	—	24,369
Short-term investments	—	314	—	—	314
Trade and other receivables	—	22,436	—	—	22,436
Current portion of derivative financial assets	—	—	41	—	41
Current portion of debt instruments at amortized cost	—	150	—	—	150
Current portion of financial assets at fair value through other comprehensive income	—	—	—	2,757	2,757
Current portion of other financial assets	—	1,220	6,866	—	8,086
Total assets	24,369	26,106	10,277	2,919	63,671

Liabilities as at December 31, 2019
Noncurrent:
Interest-bearing financial liabilities – net of current portion	—	172,834	—	—	172,834
Lease liabilities – net of current portion	—	13,100	—	—	13,100
Derivative financial liabilities – net of current portion	—	—	25	—	25
Customers' deposits	—	2,205	—	—	2,205
Deferred credits and other noncurrent liabilities	—	2,179	—	—	2,179
Current:
Accounts payable	—	76,384	—	—	76,384
Accrued expenses and other current liabilities	—	73,303	7,851	—	81,154
Current portion of interest-bearing financial liabilities	—	19,722	—	—	19,722
Current portion of lease liabilities	—	3,215	—	—	3,215
Dividends payable	—	1,584	—	—	1,584
Current portion of derivative financial liabilities	—	—	88	—	88
Total liabilities	—	364,526	7,964	—	372,490
Net assets (liabilities)	24,369	(338,420)	2,313	2,919	(308,819)

The following table sets forth our consolidated offsetting of financial assets and liabilities recognized as at December 31, 2020 and 2019:

	Gross amounts of recognized financial assets and liabilities	Gross amounts of recognized financial assets and liabilities set-off in the consolidated statements of financial position	Net amount presented in the consolidated statements of financial position
	(in million pesos)
December 31, 2020
Current Financial Assets
Trade and other receivables
Foreign administrations	7,161	5,877	1,284
Domestic carriers	717	552	165
Total	7,878	6,429	1,449
Current Financial Liabilities
Accounts payable
Suppliers and contractors	75,394	72	75,322
Carriers and other customers	7,128	2,699	4,429
Total	82,522	2,771	79,751

December 31, 2019
Current Financial Assets
Trade and other receivables
Foreign administrations	5,857	4,338	1,519
Domestic carriers	1,018	219	799
Total	6,875	4,557	2,318
Current Financial Liabilities
Accounts payable
Suppliers and contractors	68,121	70	68,051
Carriers and other customers	11,437	3,706	7,731
Total	79,558	3,776	75,782

There are no financial instruments subject to an enforceable master netting arrangement as at December 31, 2020 and 2019.

The following table sets forth our consolidated carrying values and estimated fair values of our financial assets and liabilities recognized as at December 31, 2020 and 2019 other than those whose carrying amounts are reasonable approximations of fair values:

	Carrying Value		Fair Value
	2020	2019	2020	2019
	(in million pesos)
Noncurrent Financial Assets
Debt instruments at amortized cost	1,153	—	1,163	—
Other financial assets – net of current portion	2,915	1,986	2,561	1,657
Total	4,068	1,986	3,724	1,657
Noncurrent Financial Liabilities
Interest-bearing financial liabilities:
Long-term debt – net of current portion	205,195	172,834	213,908	169,965
Customers' deposits	2,371	2,205	1,821	1,539
Deferred credits and other noncurrent liabilities	1,683	2,179	1,562	1,953
Total	209,249	177,218	217,291	173,457

Below is the list of our consolidated financial assets and liabilities carried at fair value that are classified using a fair value hierarchy as required for our complete sets of consolidated financial statements as at December 31, 2020 and 2019.  This classification provides a reasonable basis to illustrate the nature and extent of risks associated with those financial statements.

	2020				2019
	Level 1(1)	Level 2(2)	Level 3(3)	Total	Level 1(1)	Level 2(2)	Level 3(3)	Total
	(in million pesos)
Noncurrent Financial Assets
Financial assets at FVPL	61	294	25	380	2,442	304	623	3,369
Derivative financial assets – net of current portion	—	—	—	—	—	1	—	1
Financial assets at FVOCI – net of current portion	—	—	—	—	—	162	—	162
Current Financial Assets
Short-term investments	—	481	—	481	—	—	—	—
Current portion of derivative financial assets	—	22	—	22	—	41	—	41
Current portion of FVOCI	—	168	—	168	—	2,757	—	2,757
Current portion of other financial assets	—	6,972	—	6,972	—	6,866	—	6,866
Total	61	7,937	25	8,023	2,442	10,131	623	13,196

Noncurrent Financial Liabilities
Derivative financial liabilities – net of current portion	—	360	—	360	—	25	—	25
Current Financial Liabilities
Accrued expenses and other current liabilities	—	7,849	—	7,849	—	7,851	—	7,851
Current portion of derivative financial liabilities	—	176	—	176	—	88	—	88
Total	—	8,385	—	8,385	—	7,964	—	7,964

(1)	Fair values determined using observable market inputs that reflect quoted prices in active markets for identical assets or liabilities.
(2)	Fair values determined using inputs other than quoted market prices that are either directly or indirectly observable for the assets or liabilities.
(3)	Fair values determined using discounted values of future cash flows for the assets or liabilities.

As at December 31, 2020 and 2019, there were no transfers into and out of Level 3 fair value measurements.

As at December 31, 2020 and 2019, there were no transfers between Level 1 and Level 2 fair value measurements.

The following methods and assumptions were used to estimate the fair value of each class of financial instrument for which it is practicable to estimate such value:

Long-term financial assets and liabilities:

Fair value is based on the following:

Type	Fair Value Assumptions	Fair Value Hierarchy
Noncurrent portion of advances and other noncurrent assets	Estimated fair value is based on the discounted values of future cash flows using the applicable zero-coupon rates plus counterparties’ credit spread.	Level 3
Fixed Rate Loans: U.S. Dollar notes	Quoted market price.	Level 1
Investment in debt securities	Fair values were determined using quoted prices. For non-quoted securities, fair values were determined using discounted cash flow based on market observable rates.	Level 1 Level 2 Level 3
Other loans in all other currencies	Estimated fair value is based on the discounted value of future cash flows using the applicable Commercial Interest Reference Rate and BVAL rates for similar types of loans plus PLDT’s credit spread.	Level 3
Variable Rate Loans	The carrying value approximates fair value because of recent and regular repricing based on market conditions.	Level 2

Derivative Financial Instruments

Forward foreign exchange contracts, foreign currency swaps and interest rate swaps:  The fair values were computed as the present value of estimated future cash flows using market U.S. Dollar and Philippine Peso interest rates as at valuation date.

The valuation techniques considered various inputs including the credit quality of counterparties.

Due to the short-term nature of the transactions, the fair value of cash and cash equivalents, short-term investments, trade and other receivables, accounts payable, accrued expenses and other current liabilities and dividends payable approximate their carrying values as at the end of the reporting period.

Our derivative financial instruments are accounted for as either cash flow hedges or transactions not designated as hedges.  Cash flow hedges refer to those transactions that hedge our exposure to variability in cash flows attributable to a particular risk associated with a recognized financial asset or liability and exposures arising from forecast transactions.  Changes in the fair value of these instruments representing effective hedges are recognized directly in other comprehensive income until the hedged item is recognized in our consolidated income statement.  For transactions that are not designated as hedges, any gains or losses arising from the changes in fair value are recognized directly to income for the period.

As at December 31, 2020 and 2019, we have taken into account the counterparties’ credit risks (for derivative assets) and our own non-performance risk (for derivative liabilities) and have included a credit or debit valuation adjustment, as appropriate, by assessing the maximum credit exposure and taking into account market-based inputs which considers the risk of default occurring and corresponding losses once the default event occurs.  The changes in counterparty credit risk had no material effect on the hedge effectiveness assessment for derivatives designated in hedge relationships and other financial instruments recognized at fair value.

The table below sets out the information about our consolidated derivative financial instruments as at December 31, 2020 and 2019:

							2020		2019
	Original Notional Amount	Trade Date	Underlying Transaction in U.S. Dollar	Termination Date	Weighted Average Hedge Cost	Weighted Average Foreign Exchange Rate	Notional Amount	Net Mark- to- market Losses in Php	Notional Amount	Net Mark- to- market Gains (Losses) in Php
	(in millions)		(in millions)				(in millions)
Transactions not designated as hedges:
PLDT
Forward foreign exchange contracts	US$16	Various dates in October 2020 to January 2021	U.S. Dollar Liabilities	Various dates in January to April 2021	—	Php48.40	US$13	(5)	US$22	(12)
	US$45	January to February 2021	U.S. Dollar Liabilities	Various dates in March to June 2021	—	Php48.26	—	—	—	—
	EUR5	Various dates in July and August 2019	EUR Assets	January 2020	—	Php58.65	—	—	EUR5	8
Smart
Forward foreign exchange contracts	US$144	Various dates in 2018 and 2019	U.S. Dollar Liabilities	Various dates in 2019	—	Php52.73	—	—	—	—
	US$260	Various dates in 2019 and 2020	U.S. Dollar Liabilities	Various dates in 2020	—	Php50.77	—	—	US$41	(22)
	US$26	Various dates in 2020	U.S. Dollar Liabilities	Various dates in 2021	—	Php48.44	US$26	(9)	—	—
	US$69	January to March 2021	U.S. Dollar Liabilities	February to June 2021	—	Php48.42	—	—	—	—
PCEV
Forward foreign exchange contracts	US$22	Various dates in 2019	U.S. Dollar Cash Conversion	Various dates in 2019	—	Php52.24	—	—	—	—
								(14)		(26)
Transactions designated as hedges:
PLDT
Interest rate swaps(a)	US$100	August 2014	100 PNB	August 11, 2020	3.46%	—	—	—	US$95	(6)
	US$50	September 2014	50 Metrobank	September 2, 2020	3.47%	—	—	—	US$48	(5)
	US$150	April and June 2015	200 Term Loan	February 25, 2022	2.70%	—	US$34	(25)	US$56	2
Long-term currency swaps(b)	US$4	January 2017	100 PNB	August 11, 2020	1.01%	Php49.79	—	—	US$1	1
	US$6	April and June 2017	200 MUFG Bank, Ltd.	August 26,2019	1.63%	Php49.51	—	—	—	—
	US$2	January 2018	200 MUFG Bank, Ltd.	August 26,2019	1.59%	Php49.86	—	—	—	—
	US$6	February 2018	200 MUFG Bank, Ltd.	February 26, 2020	1.82%	Php51.27	—	—	US$1	(2)
	US$27	November 2018 to August 2020	200 MUFG Bank, Ltd.	February 25, 2022	2.15%	Php50.78	US$16	(52)	US$17	(30)
Long-term foreign currency options(c)	US$200	Various dates in July 2020 and February 2021	300M Notes 2031	January 23, 2031	1.26%	Php50.00 Php56.00	US$200	(406)	—	—
	US$80	February to March 2021	300M Notes 2031	January 23, 2031	1.07%	Php48.75 Php53.69	—	—	—	—
								(483)		(40)
Smart
Interest rate swaps(d)	US$85	Various dates in 2014 and 2015	100 Bank of Tokyo	March 7, 2019	2.23%	—	—	—	—	—
	US$50	October 2, 2014	50 Mizuho	May 14, 2019	2.58%	—	—	—	—	—
	US$200	Various dates in 2015	200 Mizuho	March 4, 2020	2.10%	—	—	—	US$22	4
	US$30	February 2016	100 Mizuho	December 7, 2021	2.03%	—	US$6	(2)	US$12	5
Long-term currency swaps(e)	US$18	Various dates in 2017, 2018 and 2019	100 Mizuho	December 7, 2020	1.76%	Php50.98	—	—	US$9	(3)
	US$13	Various dates in 2018 and 2019	200 Mizuho	March 4, 2020	2.06%	Php51.93	—	—	US$4	(6)
	US$6	February 2019	100 Mizuho	December 7, 2021	2.22%	Php51.83	US$2	(8)	US$4	(5)
	US$6	August 2020	100 Mizuho	December 7, 2022	1.99%	Php48.64	US$6	(7)	—	—
Long-term foreign currency options(f)	US$80	February to March 2021	140 PNB	December 13, 2030	1.64%	Php48.00 Php53.48	—	—	—	—
								(17)		(5)
								(514)		(71)

(a)

PLDT’s interest rate swap agreements outstanding as at December 31, 2020 and 2019 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements.  The mark-to-market losses amounting to Php16 million and Php11 million were recognized in our consolidated statements of other comprehensive income as at December 31, 2020 and 2019, respectively.  Interest accrual on the interest rate swaps amounting to Php9 million and Php2 million were recorded as at December 31, 2020 and 2019, respectively.  There were no ineffective portion in the fair value recognized in our consolidated income statements for the years ended December 31, 2020 and 2019.

(b)

PLDT’s long-term principal only-currency swap agreements outstanding as at December 31, 2020 and 2019 were designated as cash flow hedges, wherein effective portion of the movements in the fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements.  The mark-to-market losses amounting to Php46 million and Php23 million were recognized in our consolidated statements of other comprehensive income as at December 31, 2020 and 2019, respectively.  Hedge cost accrual on the long-term principal only-currency swaps amounting to Php6 million and Php7 million were recognized as at December 31, 2020 and 2019, respectively.  The amounts recognized as other comprehensive income are transferred to profit or loss when the hedged loan is revalued for changes in the foreign exchange rate.  The hedge cost portion of the movements in the fair value amounting to Php2 million were recognized in our consolidated income statements for each of the years ended December 31, 2020 and 2019.

(c)

PLDT’s long-term foreign currency option agreements outstanding as at December 31, 2020 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements.  Settlement of the foreign currency option agreements will depend on the spot exchange rate on the fixing date.  If the Philippine peso to U.S. dollar spot exchange rate on fixing date is between Php50.00 and Php56.00, PLDT will purchase the U.S. dollar at Php50.00.  However, if on fixing date, the exchange rate is beyond Php56.00, PLDT will purchase the U.S. dollar at the prevailing Philippine peso to U.S. dollar spot exchange rate minus a subsidy of Php6.00, and if the exchange rate is lower than Php50.00, PLDT will purchase the U.S. dollar at the prevailing Philippine peso to U.S. dollar spot exchange rate.  The mark-to-market losses amounting to Php342 million were recognized in our consolidated statement of other comprehensive income as at December 31, 2020.  Hedge cost accrual on the long-term foreign currency option agreements amounting to Php64 million were recognized as at December 31, 2020.  The intrinsic value of the long-term foreign currency options recognized as other comprehensive income are transferred to profit or loss when the hedged loan is revalued for changes in the foreign exchange rate.  The hedge cost portion of the movements in the fair value amounting to Php26 million were recognized in our consolidated income statement for the year ended December 31, 2020.

(d)

Smart’s interest rate swap agreements outstanding as at December 31, 2020 and, 2019 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements.  The mark-to-market loss amounting to Php2 million and mark-to-market gain amounting to Php6 million were recognized in our consolidated statements of other comprehensive income as at December 31, 2020 and 2019, respectively.  Interest accrual amounting to Php197 thousand and interest reduction amounting to Php3 million were recognized as at December 31, 2020 and 2019, respectively.  There were no ineffective portion in the fair value recognized in our consolidated income statements for the years ended December 31, 2020 and 2019.

(e)

Smart’s long-term principal only-currency swap agreements outstanding as at December 31, 2020 and 2019 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements.  The mark-to-market losses amounting to Php13 million and Php12 million were recognized in our consolidated statements of other comprehensive income as at December 31, 2020 and 2019, respectively.  Hedge cost accrual on the long-term principal only-currency swaps amounting to Php2 million each was recognized as at December 31, 2020 and 2019.  The amounts recognized as other comprehensive income are transferred to profit or loss when the hedged loan is revalued for changes in the foreign exchange rate.  The hedge cost portions of the movements in the fair value amounting to Php1 million each was recognized in our consolidated income statements for the years ended December 31, 2020 and 2019.

(f)

Smart’s long-term foreign currency option agreements entered on various dates in February 2021 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements.  Settlement of the foreign currency option agreements will depend on the spot exchange rate on the fixing date.  If the Philippine Peso to U.S. Dollar spot exchange rate on fixing date is between Php48.00 and Php54.00, Smart will purchase the U.S. Dollar at Php48.00.  However, if on fixing date the exchange rate is beyond Php54.00, Smart will purchase the U.S. Dollar at the prevailing Philippine Peso to U.S. Dollar spot exchange rate minus a subsidy of Php6.00, and if the exchange rate is lower than Php48.00, Smart will purchase the U.S. Dollar at the prevailing Philippine Peso to U.S. Dollar spot exchange rate.

Our derivative financial instruments as at December 31, 2020 and 2019 are presented in the statements of financial position as follows:

	2020	2019
	(in million pesos)
Presented as:
Noncurrent assets	—	1
Current assets	22	41
Noncurrent liabilities (Note 29)	(360)	(25)
Current liabilities (Note 29)	(176)	(88)
Net liabilities	(514)	(71)

Movements of our consolidated mark-to-market gains (losses) for the years ended December 31, 2020 and 2019 are summarized as follows:

	2020	2019
	(in million pesos)
Net mark-to-market gains (losses) at beginning of the year	(71)	243
Settlements, interest expense and others	430	235
Effective portion recognized in the profit or loss for the cash flow hedges	(156)	14
Losses on derivative financial instruments (Note 4)	(284)	(233)
Net fair value losses on cash flow hedges charged to other comprehensive income	(433)	(330)
Net mark-to-market losses at end of the year	(514)	(71)

Our consolidated analysis of gains (losses) on derivative financial instruments for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020	2019	2018
	(in million pesos)
Hedge costs	(94)	(51)	(49)
Gains (losses) on derivative financial instruments (Note 4)	(284)	(233)	1,135
Net gains (losses) on derivative financial instruments (Notes 4 and 5)	(378)	(284)	1,086

Financial Risk Management Objectives and Policies

The main risks arising from our financial instruments are liquidity risk, foreign currency exchange risk, interest rate risk and credit risk.  The importance of managing those risks has significantly increased in light of the considerable change and volatility in both the Philippine and international financial markets.  Our Board of Directors reviews and approves policies for managing each of these risks, which are summarized below.  We also monitor the market price risk arising from all financial instruments.

Liquidity Risk

Our exposure to liquidity risk refers to the risk that our financial requirements, working capital requirements and planned capital expenditures will not be met.

We manage our liquidity profile to be able to finance our operations and capital expenditures, service our maturing debts and meet our other financial obligations.  To cover our financing requirements, we use internally generated funds and proceeds from debt and equity issues and sales of certain assets.

As part of our liquidity risk management program, we regularly evaluate our projected and actual cash flows, including our loan maturity profiles, and continuously assess conditions in the financial markets for opportunities to pursue fund-raising initiatives.  These activities may include bank loans, export credit agency-guaranteed facilities, debt capital and equity market issues.

Any excess funds are primarily invested in short-term and principal-protected bank products that provide flexibility of withdrawing the funds anytime.  We also allocate a portion of our cash in longer tenor investments such as fixed income securities issued or guaranteed by the Republic of the Philippines, and Philippine banks and corporates and managed funds.  We regularly evaluate available financial products and monitor market conditions for opportunities to enhance yields at acceptable risk levels.  Our investments are also subject to certain restrictions contained in our debt covenants.  Our funding arrangements are designed to keep an appropriate balance between equity and debt and to provide financing flexibility while enhancing our businesses.

Our cash position remains sufficient to support our planned capital expenditure requirements and service our debt and financing obligations; however, we may be required to finance a portion of our future capital expenditures from external financing sources.  We have cash and cash equivalents, and short-term investments amounting to Php40,237 million and Php989 million, respectively, as at December 31, 2020, which we can use to meet our short-term liquidity needs.  See Note 16 – Cash and Cash Equivalents.

The following table summarizes the maturity profile of our financial assets based on our consolidated undiscounted claims outstanding as at December 31, 2020 and 2019:

	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
	(in million pesos)
December 31, 2020
Cash and cash equivalents	30,711	30,711	—	—	—
Temporary cash investments	30,711	30,711	—	—	—
Financial instruments at amortized cost:	43,654	40,165	2,286	732	471
Other financial assets	3,689	200	2,286	732	471
Debt instruments at amortized cost	1,153	1,153	—	—	—
Short-term investments	508	508	—	—	—
Retail subscribers	17,142	17,142	—	—	—
Corporate subscribers	13,318	13,318	—	—	—
Foreign administrations	1,520	1,520	—	—	—
Domestic carriers	226	226	—	—	—
Dealers, agents and others	6,098	6,098	—	—	—
Financial instruments at FVPL:	7,833	7,453	—	—	380
Financial assets at fair value through profit or loss	380	—	—	—	380
Short-term investments	481	481	—	—	—
Other financial assets	6,972	6,972	—	—	—
Financial instruments at FVOCI:	168	168	—	—	—
Financial assets at fair value through other comprehensive income	168	168	—	—	—
Total	82,366	78,497	2,286	732	851

December 31, 2019
Cash and cash equivalents	17,663	17,663	—	—	—
Temporary cash investments	17,663	17,663	—	—	—
Financial instruments at amortized cost:	43,308	41,024	1,768	338	178
Other financial assets	3,504	1,220	1,768	338	178
Debt instruments at amortized cost	150	150	—	—	—
Short-term investments	314	314	—	—	—
Retail subscribers	17,178	17,178	—	—	—
Corporate subscribers	13,005	13,005	—	—	—
Foreign administrations	1,896	1,896	—	—	—
Domestic carriers	889	889	—	—	—
Dealers, agents and others	6,372	6,372	—	—	—
Financial instruments at FVPL:	10,235	6,866	—	—	3,369
Financial assets at fair value through profit or loss	3,369	—	—	—	3,369
Other financial assets	6,866	6,866	—	—	—
Financial instruments at FVOCI:	2,919	2,757	162	—	—
Financial assets at fair value through other comprehensive income	2,919	2,757	162	—	—
Total	74,125	68,310	1,930	338	3,547

The following table summarizes the maturity profile of our financial liabilities based on our consolidated contractual undiscounted obligations outstanding as at December 31, 2020 and 2019:

	Payments Due by Period
	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
	(in million pesos)
December 31, 2020
Debt(1):	292,639	12,562	74,960	51,659	153,458
Principal	224,027	12,400	47,753	37,785	126,089
Interest	68,612	162	27,207	13,874	27,369
Lease obligations	29,312	10,995	8,897	5,068	4,352
Various trade and other obligations:	169,808	165,750	2,010	36	2,012
Suppliers and contractors	76,864	75,322	1,535	7	—
Utilities and related expenses	64,580	64,577	3	—	—
Employee benefits	10,404	10,404	—	—	—
Liability from redemption of preferred shares	7,849	7,849	—	—	—
Customers’ deposits	2,371	—	330	29	2,012
Carriers and other customers	1,336	1,336	—	—	—
Dividends	1,194	1,194	—	—	—
Others	5,210	5,068	142	—	—
Total contractual obligations	491,759	189,307	85,867	56,763	159,822

December 31, 2019
Debt(1):	243,226	19,014	66,052	54,146	104,014
Principal	193,047	15,221	44,253	40,288	93,285
Interest	50,179	3,793	21,799	13,858	10,729
Lease obligations	25,465	10,458	6,879	4,401	3,727
Various trade and other obligations:	153,255	148,839	2,405	38	1,973
Suppliers and contractors	70,169	68,051	2,118	—	—
Utilities and related expenses	51,875	51,843	32	—	—
Employee benefits	8,673	8,673	—	—	—
Liability from redemption of preferred shares	7,851	7,851	—	—	—
Customers’ deposits	2,205	—	194	38	1,973
Dividends	1,584	1,584	—	—	—
Carriers and other customers	1,387	1,387	—	—	—
Others	9,511	9,450	61	—	—
Total contractual obligations	421,946	178,311	75,336	58,585	109,714

(1)	Consists of long-term debt, including current portion; gross of unamortized debt discount and debt issuance costs.
Debt

See Note 21 – Interest-bearing Financial Liabilities – Long-term Debt for a detailed discussion of our debt.

Our consolidated future minimum lease commitments payable with non-cancellable leases as at December 31, 2020 and 2019 are as follows:

	2020	2019
	(in million pesos)
Within one year	11,061	10,480
After one year but not more than five years	13,899	11,258
More than five years	4,352	3,727
Total	29,312	25,465

Various Trade and Other Obligations

PLDT Group has various obligations to suppliers for the acquisition of phone and network equipment, contractors for services rendered on various projects, foreign administrations and domestic carriers for the access charges, shareholders for unpaid dividends distributions, employees for benefits and other related obligations, and various business and operational related agreements.  Total obligations under these various agreements amounted to approximately Php169,808 million and Php153,255 million as at December 31, 2020 and 2019, respectively.  See Note 23 – Accounts Payable and Note 24 – Accrued Expenses and Other Current Liabilities.

Commercial Commitments

Our outstanding consolidated commercial commitments, in the form of letters of credit, amounted to nil as at December 31, 2020 and 2019.  See Note 11 – Investments in Associates and Joint Ventures – Investments of PLDT in VTI, Bow Arken and Brightshare.

Collateral

There are no pledges as collaterals with respect to its financial liabilities as at December 31, 2020 and 2019.

Foreign Currency Exchange Risk

Foreign currency exchange risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates.

The revaluation of our foreign currency-denominated financial assets and liabilities as a result of the appreciation or depreciation of the Philippine Peso is recognized as foreign exchange gains or losses as at the end of the reporting period.  The extent of foreign exchange gains or losses is largely dependent on the amount of foreign currency denominated financial assets and liabilities.  While a certain percentage of our revenues are either linked to or denominated in U.S. Dollars, a substantial portion of our capital expenditures, a portion of our indebtedness and related interest expense and a portion of our operating expenses are denominated in foreign currencies, mostly in U.S. Dollars.  As such, a strengthening or weakening of the Philippine Peso against the U.S. Dollar will decrease or increase in Philippine Peso terms both the principal amount of our foreign currency-denominated debts and the related interest expense, our foreign currency-denominated capital expenditures and operating expenses as well as our U.S. Dollar-linked and U.S. Dollar-denominated revenues.  In addition, many of our financial ratios and other financial tests are affected by the movements in the Philippine Peso to U.S. Dollar exchange rate.

To manage our foreign exchange risks and to stabilize our cash flows in order to improve investment and cash flow planning, we enter into forward foreign exchange contracts, currency swap contracts, currency option contracts and other hedging products aimed at reducing and/or managing the adverse impact of changes in foreign exchange rates on our operating results and cash flows.  Further details of the risk management strategy are recognized in our hedge designation documentation.  We use forward foreign exchange purchase contracts, currency swap contracts and currency option contracts to manage the foreign currency risks associated with our foreign currency-denominated financial liabilities.  We accounted for these instruments as either cash flow hedges, wherein changes in the fair value are recognized in our consolidated other comprehensive income until the hedged transaction affects our consolidated income statement or transactions not designated as hedges, wherein changes in the fair value are recognized directly as income or expense for the year.

The impact of the hedging instruments on our consolidated statements of financial position as at December 31, 2020 and 2019 are as follows:

	Notional Amount	Carrying Amount	Line item in our Consolidated Statements
	(U.S. Dollar)	(Php)	of Financial Position
	(in million pesos)
December 31, 2020
Long-term currency swaps	24	—	Derivative financial assets – net of current portion
	—	(14)	Derivative financial liabilities – net of current portion
	—	(48)	Current portion of derivative financial liabilities
Long-term foreign currency options	200	(342)	Derivative financial liabilities – net of current portion
	224	(404)

December 31, 2019
Long-term currency swaps	36	1	Derivative financial assets – net of current portion
	—	3	Current portion of derivative financial assets
	—	(25)	Derivative financial liabilities – net of current portion
	—	(24)	Current portion of derivative financial liabilities
	36	(45)

The impact of the hedged items on our consolidated statements of financial position as at December 31, 2020 and 2019 are as follows:

	2020		2019
	Cash flow hedge reserve	Cost of hedging reserve	Cash flow hedge reserve	Cost of hedging reserve
	(in million pesos)
PLDT:
US$300M Term Loan	(273)	—	(273)	—
US$100M PNB	(11)	—	(11)	—
US$200M MUFG Bank, Ltd.	(47)	6	(48)	8
US$300M Notes 2031	(414)	64	—	—
	(745)	70	(332)	8

Smart:
US$200M Mizuho	(1)	—	(12)	5
US$100M Mizuho	(18)	15	(22)	12
	(19)	15	(34)	17

The effect of the cash flow hedge on our consolidated income statements and statements of other comprehensive income as at December 31, 2020 and 2019 are as follows:

	Total hedging loss recognized in OCI	Line item in our Consolidated Income Statements
	(in million pesos)
December 31, 2020
Long-term currency swaps	(350)	Other comprehensive loss
Long-term foreign currency options	(414)	Other comprehensive loss
	(764)

December 31, 2019
Long-term currency swaps	(366)	Other comprehensive loss

The following table shows our consolidated foreign currency-denominated monetary financial assets and liabilities and their Philippine Peso equivalents as at December 31, 2020 and 2019:

	2020		2019
	U.S. Dollar	Php(1)	U.S. Dollar	Php(2)
	(in millions)
Noncurrent Financial Assets
Debt instruments at amortized cost	24	1,153	—	—
Derivative financial assets – net of current portion	—	—	—	1
Other financial assets – net of current portion	—	7	—	13
Total noncurrent financial assets	24	1,160	—	14
Current Financial Assets
Cash and cash equivalents	338	16,251	122	6,181
Short-term investments	10	480	6	285
Trade and other receivables – net	131	6,290	777	39,472
Current portion of derivative financial assets	1	22	1	41
Current portion of other financial assets	—	12	—	11
Total current financial assets	480	23,055	906	45,990
Total Financial Assets	504	24,215	906	46,004
Noncurrent Financial Liabilities
Interest-bearing financial liabilities – net of current portion	802	38,530	126	6,389
Derivative financial liabilities – net of current portion	7	360	—	25
Other noncurrent liabilities	1	22	—	15
Total noncurrent financial liabilities	810	38,912	126	6,429
Current Financial Liabilities
Accounts payable	670	32,201	676	34,325
Accrued expenses and other current liabilities	253	12,135	208	10,555
Current portion of interest-bearing financial liabilities	59	2,842	210	10,687
Current portion of derivative financial liabilities	4	176	2	88
Total current financial liabilities	986	47,354	1,096	55,655
Total Financial Liabilities	1,796	86,266	1,222	62,084

(1)

The exchange rate used to convert the U.S. Dollar amounts into Philippine Peso was Php48.02 to US$1.00, the Philippine Peso-U.S. Dollar exchange rate as quoted through the Bankers Association of the Philippines as at December 31, 2020.

(2)

The exchange rate used to convert the U.S. Dollar amounts into Philippine Peso was Php50.80 to US$1.00, the Philippine Peso-U.S. Dollar exchange rate as quoted through the Bankers Association of the Philippines as at December 31, 2019.

As at March 24, 2021, the Philippine Peso-U.S. Dollar exchange rate was Php48.68 to US$1.00.  Using this exchange rate, our consolidated net foreign currency-denominated financial liabilities would have increased in Philippine Peso terms by Php853 million as at December 31, 2020.

Approximately 18% and 9% of our total consolidated debts (net of consolidated debt discount) were denominated in U.S. Dollars as at December 31, 2020 and 2019, respectively.  Our consolidated foreign currency-denominated debt increased to Php40,872 million as at December 31, 2020 from Php17,029 million as at December 31, 2019, respectively.  See Note 21 – Interest-bearing Financial Liabilities.  The aggregate notional amount of our consolidated outstanding long-term principal only-currency swap contracts and long-term foreign currency options were US$224 million and US$36 million as at December 31, 2020 and 2019, respectively.  Consequently, the unhedged portion of our consolidated debt amounts was approximately 13% (or 5%, net of our consolidated U.S. Dollar cash balances allocated for debt) and 8% (or 8%, net of our consolidated U.S. Dollar cash balances allocated for debt) as at December 31, 2020 and 2019, respectively.

Approximately 16% and 15% of our consolidated revenues were denominated in U.S. Dollars and/or were linked to U.S. Dollars for the years ended December 31, 2020 and 2019, respectively.  Approximately 12% and 11% of our consolidated expenses were denominated in U.S. Dollars and/or linked to the U.S. Dollar for the years ended December 31, 2020 and 2019, respectively.  In this respect, the higher weighted average exchange rate of the Philippine Peso against the U.S. Dollar increased our revenues and expenses, and consequently, affects our cash flow from operations in Philippine Peso terms.  In view of the anticipated continued decline in dollar-denominated/dollar-linked revenues, which provide a natural hedge against our foreign currency exposure, we are progressively refinancing our dollar-denominated debts in Philippine Pesos.

The Philippine Peso appreciated by 5.47% against the U.S. Dollar to Php48.02 to US$1.00 as at December 31, 2020 from Php50.80 to US$1.00 as at December 31, 2019.  As a result of our consolidated foreign exchange movements, as well as the amount of our consolidated outstanding net foreign currency financial assets and liabilities, we recognized net consolidated foreign exchange gains of Php1,488 million and Php424 million for the years ended December 31, 2020 and 2019, respectively, while we recognized net consolidated foreign exchange loss of Php771 million for the year ended December 31, 2018.

Management conducted a survey among our banks to determine the outlook of the Philippine Peso-U.S. Dollar exchange rate until March 31, 2021.  Our outlook is that the Philippine Peso-U.S. Dollar exchange rate may weaken/strengthen by 1% as compared to the exchange rate of Php48.02 to US$1.00 as at December 31, 2020.  If the Philippine Peso-U.S. Dollar exchange rate had weakened/strengthened by 1% as at December 31, 2020, with all other variables held constant, consolidated profit after tax for the year 2020 and stockholders’ equity as at year end 2020 would have been approximately Php870 million and Php909 million, respectively, lower/higher, mainly as a result of consolidated foreign exchange gains and losses on conversion of U.S. Dollar-denominated net assets/liabilities and mark-to-market valuation of derivative financial instruments.

Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates.

Our exposure to the risk of changes in market interest rates relates primarily to our long-term debt obligations with floating interest rates.

Our policy is to manage interest cost through a mix of fixed and variable rate debts.  We evaluate the fixed to floating ratio of our loans in line with movements of relevant interest rates in the financial markets.  Based on our assessment, new financing will be priced either on a fixed or floating rate basis.  We enter into interest rate swap agreements in order to manage our exposure to interest rate fluctuations.  Further details of the risk management strategy are recognized in our hedge designation documentation.  We make use of hedging instruments and structures solely for reducing or managing financial risk associated with our debt obligations and not for trading purposes.

The impact of the hedging instruments on our consolidated statements of financial position as at December 31, 2020 and 2019 are as follows:

	Notional Amount	Carrying Amount	Line item in our Consolidated Statements
	(U.S. Dollar)	(Php)	of Financial Position
	(in million pesos)
December 31, 2020
Interest rate swaps	40	—	Derivative financial assets – net of current portion
	—	22	Current portion of derivative financial assets
	—	(4)	Derivative financial liabilities – net of current portion
	—	(44)	Current portion of derivative financial liabilities
	40	(26)

December 31, 2019
Interest rate swaps	233	1	Derivative financial assets – net of current portion
	—	31	Current portion of derivative financial assets
	—	(1)	Derivative financial liabilities – net of current portion
	—	(31)	Current portion of derivative financial liabilities
	233	—

The impact of the hedged items on our consolidated statements of financial position as at December 31, 2020 and 2019 are as follows:

	2020		2019
	Cash flow hedge reserve	Cost of hedging reserve	Cash flow hedge reserve	Cost of hedging reserve
	(in million pesos)
PLDT:
US$100M PNB	—	—	(6)	—
US$50M MBTC	—	—	(4)	—
US$200M MUFG Bank, Ltd.	(16)	—	(1)	—
	(16)	—	(11)	—

Smart:
2014 BTMU US$100M	—	—	(1)	—
2014 Mizuho US$50M	—	—	(1)	—
2015 Mizuho US$200M	(2)	—	(36)	—
2015 Mizuho US$100M	(6)	—	(19)	—
	(8)	—	(57)	—

The effect of the cash flow hedge on our consolidated income statements and statements of other comprehensive income as at December 31, 2020 and 2019 are as follows:

	Total hedging loss recognized in OCI	Line item in our Consolidated Income Statements
	(in million pesos)
December 31, 2020
Interest rate swaps	(24)	Other comprehensive loss

December 31, 2019
Interest rate swaps	(68)	Other comprehensive loss

The following tables set out the carrying amounts, by maturity, of our financial instruments that are expected to have exposure on interest rate risk as at December 31, 2020 and 2019.  Financial instruments that are not subject to interest rate risk were not included in the table.

As at December 31, 2020

	In U.S. Dollars							Discount/		Fair Value
	Below 1 year	1-2 years	2-3 years	3-5 years	Over 5 years	Total	In Php	Debt Issuance Cost In Php	Carrying Value In Php	In U.S. Dollar	In Php
								(in millions)
Assets:
Debt Instruments at Amortized Cost
U.S. Dollar	—	24	—	—	—	24	1,153	—	1,153	24	1,163
Interest rate	—	0.8962% to 2.0000%	—	—	—	—	—	—	—	—	—
Cash in Bank
U.S. Dollar	49	—	—	—	—	49	2,337	—	2,337	49	2,337
Interest rate	0.0100% to 0.5000%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	103	—	—	—	—	103	4,940	—	4,940	103	4,940
Interest rate	0.0500% to 2.5000%	—	—	—	—	—	—	—	—	—	—
Temporary Cash Investments
U.S. Dollar	254	—	—	—	—	254	12,222	—	12,222	254	12,222
Interest rate	0.0200% to 2.5000%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	385	—	—	—	—	385	18,490	—	18,490	385	18,490
Interest rate	0.3200% to 1.6000%	—	—	—	—	—	—	—	—	—	—
Short-term Investments
U.S. Dollar	10	—	—	—	—	10	480	—	480	10	480
Interest rate	—	—	—	—	—	—	—	—	—	—	—
Philippine Peso	11	—	—	—	—	11	509	—	509	11	509
Interest rate	2.0000%	—	—	—	—	—	—	—	—	—	—
	812	24	—	—	—	836	40,131	—	40,131	836	40,141

Liabilities:
Long-term Debt
Fixed Rate
U.S. Dollar Notes	—	—	—	—	600	600	28,813	634	28,179	632	30,336
Interest rate	—	—	—	—	2.5000% to 3.4500%	—	—	—	—	—	—
U.S. Dollar Fixed Loans	—	11	—	—	—	11	540	—	540	11	545
Interest rate	—	2.8850%	—	—		—	—	—	—	—	—
Philippine Peso	258	313	525	657	1,612	3,365	161,597	457	161,040	3,489	167,520
Interest rate	5.2250%	3.9000% to 6.7339%	3.9000% to 6.7339%	3.9500% to 6.7339%	4.2500% to 6.7339%	—	—	—	—	—	—
Variable Rate
U.S. Dollar Loans	—	93	39	53	70	255	12,222	69	12,153	255	12,222
Interest rate	—	0.7900% to 1.0500% over LIBOR	1.0500% over LIBOR	1.0500% over LIBOR	1.0500% over LIBOR	—	—	—	—	—	—
Philippine Peso	—	9	4	77	344	434	20,855	101	20,754	434	20,855
Interest rate	—	0.5000% to 0.7500% over PHP BVAL (floor rate 4.5000%)	0.5000% to 0.7500% over PHP BVAL (floor rate 4.5000%)	0.5000% to 0.7500% over PHP BVAL (floor rate 4.5000%)	0.6000% to 0.7500% over PHP BVAL (floor rate 4.5000%)	—	—	—	—	—	—
	258	426	568	787	2,626	4,665	224,027	1,262	222,665	4,821	231,478

As at December 31, 2019

	In U.S. Dollars							Discount/		Fair Value
	Below 1 year	1-2 years	2-3 years	3-5 years	Over 5 years	Total	In Php	Debt Issuance Cost In Php	Carrying Value In Php	In U.S. Dollar	In Php
								(in millions)
Assets:
Debt Instruments at Amortized Cost
Philippine Peso	3	—	—	—	—	3	150	—	150	3	150
Interest rate	4.8371%	—	—	—	—	—	—	—	—	—	—
Cash in Bank
U.S. Dollar	31	—	—	—	—	31	1,586	—	1,586	31	1,586
Interest rate	0.0100% to 1.0000%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	83	—	—	—	—	83	4,228	—	4,228	83	4,228
Interest rate	0.0500% to 1.2500%	—	—	—	—	—	—	—	—	—	—
Other Currencies	2	—	—	—	—	2	92	—	92	2	92
Interest rate	0.1000% to 0.5000%	—	—	—	—	—	—	—	—	—	—
Temporary Cash Investments
U.S. Dollar	72	—	—	—	—	72	3,645	—	3,645	72	3,645
Interest rate	0.7000% to 4.7500%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	276	—	—	—	—	276	14,018	—	14,018	276	14,018
Interest rate	0.1250% to 5.0000%	—	—	—	—	—	—	—	—	—	—
Short-term Investments
Philippine Peso	1	—	—	—	—	1	29	—	29	1	29
Interest rate	1.5000% to 3.0000%	—	—	—	—	—	—	—	—	—	—
Other Currencies	6	—	—	—	—	6	285	—	285	6	285
Interest rate	0.0000%	—	—	—	—	—	—	—	—	—	—
	474	—	—	—	—	474	24,033	—	24,033	474	24,033

Liabilities:
Long-term Debt
Fixed Rate
U.S. Dollar Fixed Loans	—	15	4	—	—	19	952	—	952	19	945
Interest rate	—	2.8850%	2.8850%	—	—	—	—	—	—	—	—
Philippine Peso	42	376	302	673	1,697	3,090	156,996	408	156,588	3,024	153,644
Interest rate	4.4850% to 5.5000%	3.9000% to 6.7339%	3.9000% to 6.7339%	3.9000% to 6.7339%	4.2500% to 6.7339%	—	—	—	—	—	—
Variable Rate
U.S. Dollar Loans	165	76	26	50	—	317	16,124	47	16,077	317	16,123
Interest rate	0.7900% to 1.4500% over LIBOR	0.7900% to 0.9500% over LIBOR	0.7900% to 0.9500% over LIBOR	1.0500% over LIBOR	—	—	—	—	—	—	—
Philippine Peso	93	69	3	70	139	374	18,975	36	18,939	374	18,975
Interest rate	1.0000% over PHP BVAL	0.5000% to 1.0000% over PHP BVAL	0.5000% to 0.6000% over PHP BVAL	0.5000% to 0.6000% over PHP BVAL	0.6000% over PHP BVAL	—	—	—	—	—	—
	300	536	335	793	1,836	3,800	193,047	491	192,556	3,734	189,687

Fixed rate financial instruments are subject to fair value interest rate risk while floating rate financial instruments are subject to cash flow interest rate risk.

Repricing of floating rate financial instruments is mostly done on intervals of three months or six months.  Interest on fixed rate financial instruments is fixed until maturity of the particular instrument.

Approximately 15% and 18% of our consolidated debts were variable rate debts as at December 31, 2020 and 2019, respectively.  Our consolidated variable rate debt decreased to Php33,077 million as at December 31, 2020 from Php35,098 million as at December 31, 2019.  Considering the aggregate notional amount of our consolidated outstanding long-term interest rate swap contracts of US$40 million and US$233 million as at December 31, 2020 and 2019, respectively, approximately 86% and 88% of our consolidated debts were fixed as at December 31, 2020 and 2019, respectively.

Management conducted a survey among our banks to determine the outlook of the U.S. Dollar and Philippine Peso interest rates until March 31, 2021.  Our outlook is that the U.S. Dollar and Philippine Peso interest rates may move 5 basis points, or bps, and 15 bps higher/lower, respectively, as compared to levels as at December 31, 2020.  If the U.S. Dollar interest rates had been 5 bps higher/lower as compared to market levels as at December 31, 2020, with all other variables held constant, consolidated profit after tax for the year 2020 and stockholders’ equity as at year end 2020 would have been approximately Php1 million and Php6 million, respectively, lower/higher, mainly as a result of higher/lower interest expense on floating rate borrowings and loss/gain on derivative transactions.  If the Philippine Peso interest rates had been 15 bps higher/lower as compared to market levels as at December 31, 2020, with all other variables held constant, consolidated profit after tax for the year 2020 and stockholders’ equity as at year end 2020 would have been approximately Php1.9 million and Php34 million, respectively, lower/higher, mainly as a result of higher/lower interest expense on floating rate borrowings and loss/gain on derivative transactions.

Credit Risk

Credit risk is the risk that we will incur a loss arising from our customers, clients or counterparties that fail to discharge their contracted obligations.  We manage and control credit risk by setting limits on the amount of risk we are willing to accept for individual counterparties and by monitoring exposures in relation to such limits.

We trade only with recognized and creditworthy third parties.  It is our policy that all customers who wish to trade on credit terms are subject to credit verification procedures.  In addition, receivable balances are monitored on an on-going basis to reduce our exposure to bad debts.

We established a credit quality review process to provide regular identification of changes in the creditworthiness of counterparties.  Counterparty limits are established and reviewed periodically based on latest available financial data on our counterparties’ credit ratings, capitalization, asset quality and liquidity.  Our credit quality review process allows us to assess the potential loss as a result of the risks to which we are exposed and allow us to take corrective actions.

Maximum exposure to credit risk of financial assets not subject to impairment

The gross carrying amount of financial assets not subject to impairment also represents our maximum exposure to credit risk as at December 31, 2020 and 2019 are as follows:

	2020	2019
	(in million pesos)
Financial assets at fair value through profit or loss (Note 12)	380	3,369
Derivative financial assets – net of current portion	—	1
Current portion of derivative financial assets	22	41
Total	402	3,411

Maximum exposure to credit risk of financial assets subject to impairment

The table below shows the maximum exposure to credit risk for the components of our consolidated statements of financial position, including derivative financial instruments as at December 31, 2020 and 2019.  The maximum exposure is shown gross before both the effect of mitigation through use of master netting and collateral arrangements.  The extent to which collateral and other credit enhancements mitigate the maximum exposure to credit risk is described in the footnotes to the table.

For financial assets recognized on our consolidated statements of financial position as at December 31, 2020 and 2019, the gross exposure to credit risk equal their carrying amount.

For financial guarantees granted, the maximum exposure to credit risk is the maximum amount that we would have to pay if the guarantees are called upon.  For loan commitments and other credit related commitments that are irrevocable over the life of the respective facilities, the maximum exposure to credit risk is the full amount of the committed facilities.

	December 31, 2020
	Stage 1 12-Month ECL	Stage 2 Lifetime ECL	Stage 3 Lifetime ECL	Total
	(in million pesos)
High grade	44,618	8,239	—	52,857
Standard grade	563	4,443	—	5,006
Substandard grade	—	9,371	—	9,371
Default	574	3,960	12,291	16,825
Gross carrying amount	45,755	26,013	12,291	84,059
Less allowance	574	3,960	12,291	16,825
Carrying amount	45,181	22,053	—	67,234

	December 31, 2019
	Stage 1 12-Month ECL	Stage 2 Lifetime ECL	Stage 3 Lifetime ECL	Total
	(in million pesos)
High grade	29,241	9,228	—	38,469
Standard grade	1,710	6,224	—	7,934
Substandard grade	7	6,984	—	6,991
Default	298	1,763	15,141	17,202
Gross carrying amount	31,256	24,199	15,141	70,596
Less allowance	298	1,763	15,141	17,202
Carrying amount	30,958	22,436	—	53,394

Maximum exposure to credit risk after collateral held or other credit enhancements

Collateral held as security for financial assets depends on the nature of the instrument.  Debt investment securities are generally unsecured.  Estimates of fair value are based on the value of collateral assessed at the time of borrowing and are regularly updated according to internal lending policies and regulatory guidelines.  Generally, collateral is not held over loans and advances to us except for reverse repurchase agreements.  Collateral usually is not held against investment securities, and no such collateral was held as at December 31, 2020 and 2019.

Our policies regarding obtaining collateral have not significantly changed during the reporting period and there has been no significant change in the overall quality of the collateral held by us during the year.

We have not identified significant risk concentrations arising from the nature, type or location of collateral and other credit enhancements held against our credit exposures.

An analysis of the maximum exposure to credit risk for the components of our consolidated statements of financial position, including derivative financial instruments as at December 31, 2020 and 2019:

	December 31, 2020
	Gross Maximum Exposure	Collateral and Other Credit Enhancements*	Net Maximum Exposure
	(in million pesos)
Cash and cash equivalents	40,237	173	40,064
Financial instruments at amortized cost:	26,829	355	26,474
Other financial assets	3,115	—	3,115
Debt instruments at amortized cost	1,153	—	1,153
Short-term investments	508	—	508
Retail subscribers	7,152	18	7,134
Corporate subscribers	8,460	337	8,123
Foreign administrations	1,284	—	1,284
Domestic carriers	165	—	165
Dealers, agents and others	4,992	—	4,992
Financial instruments at FVPL:	7,855	—	7,855
Financial assets at FVPL	380	—	380
Short-term investments	481	—	481
Other financial assets	6,972	—	6,972
Interest rate swap	22	—	22
Financial instruments at FVOCI:	168	—	168
Financial assets at FVOCI	168	—	168
Total	75,089	528	74,561

*	Includes bank insurance, security deposits and customer deposits. We have no collateral held as at December 31, 2020.

	December 31, 2019
	Gross Maximum Exposure	Collateral and Other Credit Enhancements*	Net Maximum Exposure
	(in million pesos)
Cash and cash equivalents	24,369	184	24,185
Financial instruments at amortized cost:	26,106	377	25,729
Other financial assets	3,206	—	3,206
Debt instruments at amortized cost	150	—	150
Short-term investments	314	—	314
Retail subscribers	6,486	46	6,440
Corporate subscribers	8,403	331	8,072
Foreign administrations	1,519	—	1,519
Domestic carriers	799	—	799
Dealers, agents and others	5,229	—	5,229
Financial instruments at FVPL:	10,277	—	10,277
Financial assets at FVPL	3,369	—	3,369
Other financial assets	6,866	—	6,866
Interest rate swap	31	—	31
Forward foreign exchange contracts	8	—	8
Currency swap	2	—	2
Long-term currency swap	1	—	1
Financial instruments at FVOCI:	2,919	—	2,919
Financial assets at FVOCI	2,919	—	2,919
Total	63,671	561	63,110

*	Includes bank insurance, security deposits and customer deposits. We have no collateral held as at December 31, 2019.
The table below provides information regarding the credit quality by class of our financial assets according to our credit ratings of counterparties as at December 31, 2020 and 2019:

		Neither past due nor credit impaired		Past due but not
	Total	Class A(1)	Class B(2)	credit impaired	Impaired
	(in million pesos)
December 31, 2020
Cash and cash equivalents	40,237	39,956	281	—	—
Financial instruments at amortized cost:	43,654	12,733	4,725	9,371	16,825
Other financial assets	3,689	2,833	282	—	574
Debt instruments at amortized cost	1,153	1,153	—	—	—
Short-term investments	508	508	—	—	—
Retail subscribers	17,142	3,263	2,348	1,541	9,990
Corporate subscribers	13,318	3,358	228	4,874	4,858
Foreign administrations	1,520	246	567	471	236
Domestic carriers	226	14	38	113	61
Dealers, agents and others	6,098	1,358	1,262	2,372	1,106
Financial instruments at FVPL:	7,855	7,741	114	—	—
Financial assets at FVPL	380	266	114	—	—
Short-term investments	481	481	—	—	—
Other financial assets	6,972	6,972	—	—	—
Interest rate swap	22	22	—	—	—
Financial instruments at FVOCI:	168	168	—	—	—
Financial assets at FVOCI	168	168	—	—	—
Total	91,914	60,598	5,120	9,371	16,825

(1)

This includes low risk and good paying customer accounts with no history of account treatment for a defined period and no overdue accounts as at report date; and deposits or placements to counterparties with good credit rating or bank standing financial review.

(2)

This includes medium risk and average paying customer accounts with no overdue accounts as at report date, and new customer accounts for which sufficient credit history has not been established; and deposits or placements to counterparties not classified as Class A.

		Neither past due nor credit impaired		Past due but not
	Total	Class A(1)	Class B(2)	credit impaired	Impaired
	(in million pesos)
December 31, 2019
Cash and cash equivalents	24,369	24,111	258	—	—
Financial instruments at amortized cost:	43,308	11,439	7,676	6,991	17,202
Other financial assets	3,504	1,747	1,452	7	298
Debt instruments at amortized cost	150	150	—	—	—
Short-term investments	314	314	—	—	—
Retail subscribers	17,178	3,280	1,634	1,572	10,692
Corporate subscribers	13,005	3,652	2,041	2,710	4,602
Foreign administrations	1,896	460	414	645	377
Domestic carriers	889	374	40	385	90
Dealers, agents and others	6,372	1,462	2,095	1,672	1,143
Financial instruments at FVPL:	10,277	10,160	117	—	—
Financial assets at FVPL	3,369	3,252	117	—	—
Other financial assets	6,866	6,866	—	—	—
Interest rate swap	31	31	—	—	—
Forward foreign exchange contracts	8	8	—	—	—
Currency swap	2	2	—	—	—
Long-term currency swap	1	1	—	—	—
Financial instruments at FVOCI:	2,919	2,919	—	—	—
Financial assets at FVOCI	2,919	2,919	—	—	—
Total	80,873	48,629	8,051	6,991	17,202

(1)

This includes low risk and good paying customer accounts with no history of account treatment for a defined period and no overdue accounts as at report date; and deposits or placements to counterparties with good credit rating or bank standing financial review.

(2)

This includes medium risk and average paying customer accounts with no overdue accounts as at report date, and new customer accounts for which sufficient credit history has not been established; and deposits or placements to counterparties not classified as Class A.

The aging analysis of past due but not impaired class of financial assets as at December 31, 2020 and 2019 are as follows:

			Past due but not credit impaired
	Total	Neither past due nor credit impaired	1-60 days	61-90 days	Over 91 days	Impaired
	(in million pesos)
December 31, 2020
Cash and cash equivalents	40,237	40,237	—	—	—	—
Financial instruments at amortized cost:	43,654	17,458	3,090	1,139	5,142	16,825
Other financial assets	3,689	3,115	—	—	—	574
Debt instruments at amortized cost	1,153	1,153	—	—	—	—
Short-term investments	508	508	—	—	—	—
Retail subscribers	17,142	5,611	884	348	309	9,990
Corporate subscribers	13,318	3,586	1,606	559	2,709	4,858
Foreign administrations	1,520	813	144	70	257	236
Domestic carriers	226	52	31	10	72	61
Dealers, agents and others	6,098	2,620	425	152	1,795	1,106
Financial instruments at FVPL:	7,855	7,855	—	—	—	—
Financial assets at FVPL	380	380	—	—	—	—
Short-term investments	481	481	—	—	—	—
Other financial assets	6,972	6,972	—	—	—	—
Interest rate swap	22	22	—	—	—	—
Financial instruments at FVOCI:	168	168	—	—	—	—
Financial assets at FVOCI	168	168	—	—	—	—
Total	91,914	65,718	3,090	1,139	5,142	16,825

December 31, 2019
Cash and cash equivalents	24,369	24,369	—	—	—	—
Financial instruments at amortized cost:	43,308	19,115	2,006	1,247	3,738	17,202
Other financial assets	3,504	3,199	—	—	7	298
Debt instruments at amortized cost	150	150	—	—	—	—
Short-term investments	314	314	—	—	—	—
Retail subscribers	17,178	4,914	994	150	428	10,692
Corporate subscribers	13,005	5,693	705	770	1,220	4,617
Foreign administrations	1,896	874	41	26	578	377
Domestic carriers	889	414	103	240	43	89
Dealers, agents and others	6,372	3,557	163	61	1,462	1,129
Financial instruments at FVPL:	10,277	10,277	—	—	—	—
Financial assets at FVPL	3,369	3,369	—	—	—	—
Other financial assets	6,866	6,866	—	—	—	—
Interest rate swap	31	31	—	—	—	—
Forward foreign exchange contracts	8	8	—	—	—	—
Currency swap	2	2	—	—	—	—
Long-term currency swap	1	1	—	—	—	—
Financial instruments at FVOCI:	2,919	2,919	—	—	—	—
Financial assets at FVOCI	2,919	2,919	—	—	—	—
Total	80,873	56,680	2,006	1,247	3,738	17,202

Capital Management Risk

We aim to achieve an optimal capital structure in pursuit of our business objectives which include maintaining healthy capital ratios and strong credit ratings, and maximizing shareholder value.

Our approach to capital management focuses on balancing the allocation of cash and the incurrence of debt as we seek new investment opportunities for new businesses and growth areas.  On August 5, 2014, the PLDT Board of Directors approved an amendment to our dividend policy, increasing the dividend payout rate to 75% from 70% of our core EPS as regular dividends.  However, in view of our elevated capital expenditures to build-out a robust, superior network to support the continued growth of data traffic, plans to invest in new adjacent businesses that will complement the current business and provide future sources of profits and dividends, and management of our cash and gearing levels, the PLDT Board of Directors approved on August 2, 2016, the amendment of our dividend policy, reducing the regular dividend payout to 60% of core EPS.  In declaring dividends, we take into consideration the interest of our shareholders, as well as our working capital, capital expenditures and debt servicing requirements.  The retention of earnings may be necessary to meet the funding requirements of our business expansion and development programs.

As part of the dividend policy, in the event no investment opportunities arise, we may consider the option of returning additional cash to our shareholders in the form of special dividends or share buybacks.  Philippine corporate regulations prescribe, however, that we can only pay out dividends or make capital distribution up to the amount of our unrestricted retained earnings.

Some of our debt instruments contain covenants that impose maximum leverage ratios.  In addition, our credit ratings from the international credit ratings agencies are based on our ability to remain within certain leverage ratios.

No changes were made in our objectives, policies or processes for managing capital during the years ended December 31, 2020, 2019 and 2018.